Net Employee Defined Benefit Liabilities (Details) - Schedule of Principal Assumptions Underlying the Defined Benefit Plan		Dec. 31, 2023	Dec. 31, 2022
Schedule of Principal Assumptions Underlying the Defined Benefit Plan [Abstract]
Discount rate	[1]	5.57%	5.22%
Expected rate of salary increase		3.19%	3.21%

[1]	The discount rate is based on high-quality CPI-linked corporate bonds.